UNIT-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION

The Golar LNG Partners LP Long Term Incentive Plan (the “GMLP LTIP”) was adopted by our board of directors, effective as of May 30, 2016. The maximum aggregate number of common units that may be delivered pursuant to any and all awards under the GMLP LTIP shall not exceed 500,000 common units, subject to adjustment due to recapitalization or reorganization as provided under the GMLP LTIP. The GMLP LTIP allows for grants of (i) unit options, (ii) unit appreciation rights, (iii) restricted unit awards, which may include tandem unit distribution rights, (iv) phantom units, (v) unit awards, (vi) other unit-based awards, (vii) cash awards, (viii) distribution equivalent rights (whether granted alone or in tandem with another award, other than a restricted Unit or Unit award), (ix) substitute awards and (x) performance-based awards. Either authorized unissued shares or treasury shares (if there are any) in the Partnership may be used to satisfy exercised options.

In 2016, 75,000 options to purchase common units were awarded to our directors and management under the GMLP LTIP. The options have an exercise price of $20.55 per unit, representing the closing price of the common units on November 17, 2016, and a contractual term of five years. The exercise price will be adjusted for each time we pay distributions. One third of the recipients’ alloted options will vest on November 18, 2017, the second third will vest one year later and the final third will vest on November 18, 2019.

As at December 31, 2016, the number of options outstanding in respect of our common units was 75,000.

The fair value of each option award is estimated on the grant date or modification date using the Black-Scholes option pricing model. The weighted average assumptions used are noted in the table below:

2016
Risk free interest rate	1.5%
Expected volatility of common stock	44.8%
Expected dividend yield	0.0%
Expected life of options (in years)	5.0 years

The assumption for expected future volatility is based primarily on an analysis of historical volatility of our common stock.

The dividend yield has been estimated at 0.0% as the exercise price of the options are reduced by the value of dividends, declared and paid on a per share basis.

There were no options exercisable at December 31, 2016.

Compensation cost of $23,000 has been recognized in the consolidated statement of operations for the year ended December 31, 2016.

As of December 31, 2016, the total unrecognized compensation cost amounted to $0.5 million relating to options outstanding is expected to be recognized over a weighted average period of three years.